Accounts Payable, Other Payables and Accruals	12 Months Ended
Oct. 31, 2025
Accounts Payable, Other Payables and Accruals [Abstract]
ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS
19.	ACCOUNTS PAYABLE, OTHER PAYABLES AND ACCRUALS

	As of October 31,
	2025	2024
	US$	US$
Accounts payable arising from digital solutions services	-	408
Accounts payable arising from media and entertainment services	5,246	714
Accounts payable arising from hotel operations, hospitality and VIP services	240	468
Total accounts payable	5,486	1,590

Other payables and accruals	8,447	8,184
Interest payable	1,003	1,630
Lease liabilities (note)	381	186
Total other payables and accruals	9,831	10,000

Note:	The weighted average incremental borrowing rate applied to lease liabilities is 4.92% and 2.57%, respectively, for the year ended October 31, 2024 and 2025.